Income Taxes (Details) - Schedule of Federal Statutory Rate on Income (Loss) before Income Taxes	3 Months Ended		12 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Apr. 30, 2023	Apr. 30, 2022
Schedule of Federal Statutory Rate on Income (Loss) before Income Taxes [Abstract]
Federal statutory rate	21.00%	(21.00%)	21.00%	(21.00%)
State statutory rate, net of effect of state income tax deductible to federal income tax	7.02%	(5.99%)	7.08%	(6.88%)
Permanent difference – penalties, interest, and others	(7.62%)	1.11%	(1.69%)	(11.70%)
Utilization of net operating losses (“NOL”)	(12.89%)		(14.64%)
Valuation allowance	121.48%	29.13%	5.28%	44.00%
Effective tax rate	129.00%	3.25%	17.03%	4.42%